WARRANTS – DERIVATIVE FINANCIAL LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 28, 2024 USD ($)	Sep. 11, 2024 USD ($) $ / shares shares	Jun. 27, 2024 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jan. 15, 2025 shares	Dec. 31, 2024 € / shares	Sep. 16, 2024 shares	Jul. 15, 2024 shares	Jul. 10, 2024 shares	Jun. 30, 2024 shares	Jun. 21, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares	Mar. 07, 2023 shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance of private placement		$ 5,350
Gross proceeds on escrow and payable percentage		20.00%
Gross proceeds from escrow		$ 1,072
Adjustments of escrow		1,072
Transaction costs		$ 4,278		$ 13,493	$ 7,891	$ 1,128
Exercise price | $ / shares			$ 4.7025
Implied value | € / shares								€ 1
Number of shares issued | shares					579				793		1,818					1,000,000
Cash placement fee percentage				2.00%
Transaction cost				$ 1,113
Third party [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 76			$ 59
Risk-free interest rate	4.11%			4.38%
Expected volatility	59.10%			58.90%
Expected dividend yield	0.00%			0.00%
Expected term of warrants	5 years 4 months 24 days			5 years 2 months 12 days
Provision for fair value of financial liability percentage	3.00%			3.00%
Placement agent agreement [member]
IfrsStatementLineItems [Line Items]
Cash placement fee percentage				10.00%
Gross proceeds on cash proceeds percentage				3.00%
Pre-funded unit [member]
IfrsStatementLineItems [Line Items]
Implied value | $ / shares		$ 28.49
Pre-funded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.00285
Number of shares issued | shares		131,930
Fair value of warrants	$ 1,809
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Sale of Common shares | shares		187,719
Number of shares issued | shares		55,789	11,699,000	472,000			33,155,000			44,800,000		1,494	117	1,251	234	160,227
Number of shares issued and outstanding | shares				1,163,365	4,765
Two series A common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 28.5
Series B common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		0.00285
Implied value | $ / shares		$ 28.5
Number of shares issued | shares		195,381
Fair value of warrants	2,680
Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.00
Number of shares issued | shares		766,201		277,439
Adjustment of exercise price | $ / shares		$ 13.9
Fair value of warrants	$ 5,845			$ 4,921
Risk-free interest rate	4.11%			4.38%
Expected volatility	59.10%			58.90%
Expected dividend yield	0.00%			0.00%
Expected term of warrants	5 years 4 months 24 days			5 years 2 months 12 days
Number of shares issued and outstanding | shares				488,762
Derivative financial liabilities				$ 1,322
Cash placement fee percentage				3.00%
Gross proceeds on cash proceeds percentage				3.00%
Provision for fair value of financial liability percentage				3.00%